Significant judgments and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2022
Significant judgments and sources of estimation uncertainties
Schedule of key assumptions of value-in-use calculations for cash generating unit

Key assumptions (1)
in %
	North America		EMEA		Asia-Pacific (2)		Latin America (2)
	2022	2021	2022	2021	2022	2021	2022	2021
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit
Average EBIT growth in ten year projection period	high-single-digit	mid-single-digit	high-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	low-double-digit	low-double-digit
Residual value growth	1.00	1.00	1.00	1.00	1.00	4.00	1.60	1.60
Pre-tax WACC	8.05	5.78	10.44	7.14	8.76	5.34	12.37 - 26.14	10.62 - 19.87
After-tax WACC	6.39	4.58	8.08	5.23	6.38	4.91	8.94 - 22.71	7.00 - 16.25
(1)	The Company’s key assumptions are presented based upon the goodwill impairment tests performed as of December 31, 2022 and October 1, 2021.
(2)	There are no reasonably possible changes in assumptions that would lead to an impairment in these groups of CGUs.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Sensitivity analysis (1)
Change in percentage points	North America		EMEA
	2022	2021	2022	2021
Pre-tax WACC	0.71	3.82	2.11	2.95
After-tax WACC	0.56	2.91	1.56	2.09
Operating income margin of each projection year	(0.97)	(5.22)	(2.50)	(3.49)

Schedule of the composition of trade accounts and other receivables from unrelated parties

Composition of trade accounts and other receivables from unrelated parties in %
	December 31,
	2022	2021

U.S. Government health care programs	31%	32%
U.S. commercial payors	18%	15%
U.S. hospitals	5%	4%
Self-pay of U.S. patients	2%	2%
Other North America Segment payors	2%	3%
Product customers and health care payors outside the North America Segment	42%	44%
Total	100%	100%